COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2025
COST OF SALES
Schedule of operating costs

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Mining and processing costs	$307,583	$75,666
Refining and transportation costs	11,588	1,393
	$319,171	$77,059

Schedule of royalties

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Camino Rojo Oxide NSR royalty	$6,961	$6,816
Mexican Extraordinary Mining Duty	3,529	1,720
Musselwhite Mine royalty	20,240	—
	$30,730	$8,536